Related parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related parties

31.	Related parties
TRANSACTIONS WITH DIRECTORS AND EXECUTIVE COMMITTEE MEMBERS (KEY MANAGEMENT PERSONNEL)
AB InBev’s Executive Committee members’ compensation consists of short-term employee benefits (primarily salaries) and post-employment benefits from pension plans of their respective country – see also Note 23
Pensions and similar obligations
. Key management personnel are also eligible for the company’s share option; restricted stock and/or share swap program (see Note 24
Share-based Payments
). Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2022		2021		2020
Million US dollar	Directors	Executive Committee	Directors	Executive Committee¹	Directors	Executive Committee
Short-term employee benefits	2	15	2	24	2	4
Termination benefits	—	—	—	—	—	2
Share-based payment	—	35	—	33	—	7

	2	50	2	57	2	13

Directors’ compensation consists mainly of directors’ fees.
During 2022, AB InBev entered into the following transactions:

•
The lease of commercial premises from and the sale of malt-based beverages and beer to companies in which one of the company’s Board Member had a significant influence as of 31 December 2022. The transactions happened mainly through AB InBev’s subsidiary Bavaria S.A. for an aggregated consideration of approximately 33m US dollar (2021: 19m US dollar; 2020: 13m US dollar). The outstanding balance of these transactions as of 31 December 2022 amounts to 1m US dollar (31 December 2021: 3m US dollar).

•
In 2021, the company acquired, through Grupo Modelo and its subsidiaries, information technology and infrastructure services for a consideration of approximately 1m US dollar (2020: 1m US dollar) from a company in which one of the company’s Board Member had significant influence. In 2022, there were no such transactions.

JOINTLY CONTROLLED ENTITIES
Interests in joint ventures include three entities in Brazil, one in Mexico and one in Canada. None of these joint ventures are material to the company.
TRANSACTIONS WITH ASSOCIATES
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2022	2021	2020
Gross profit	(4)	58	(118)
Current assets	100	57	55
Current liabilities	16	99	115
TRANSACTIONS WITH PENSION PLANS
AB InBev’s transactions with pension plans mainly comprise (12)m US dollar other expense to pension plans in the US in 2022 (2021: (12)m US dollar; 2020: (12)m US dollar).